February 22, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Strategic Asset Allocations, Inc. (the "Registrant")
1933 Act File No. 033-79482, Post-Effective Amendment No. 27
1940 Act File No. 811-08532, Amendment No. 27

Ladies and Gentlemen:

Pursuant to Section  101(a) of  Regulation  S-T and Rule  485(a)  under the Securities Act of 1933, the aforementioned  Registrant hereby submits for filing the following  1933 Act  Post-Effective  Amendment No. 27 and 1940 Act Amendment No. 27 to the Registration Statement on Form N-1A filed by the Registrant.

As we have discussed with Mr. Howie Hallock, there has been a change of trustee of a trust that is presumed to control American Century Companies, Inc. ("ACC"), the parent corporation of the funds' advisor and subadvisor. As a result of this change, we have added a section to the prospectus entitled "Recent Events Affecting Investment Advisory and Subadvisory Agreements" and updated disclosure in the SAI describing the ownership of ACC (see "Service Providers" section).  Other than these changes, this amendment would qualify for immediate effectiveness under paragraph (b) of Rule 485 (see below).  Accordingly, we ask that you limit your review of this filing to those sections mentioned in this paragraph.

This amendment also updates the financial statements of the Registrant and makes certain other non-material changes deemed appropriate by the Registrant in connection with the Registrant's annual update. In addition, this amendment adds a summary section for each fund in the prospectus to incorporate new Form N-1A items.  Mr. Frank Donaty, Assistant Director, orally granted the Registrant relief under Rule 485(b)(1)(vii) on December 1, 2009, in response to our November 17, 2009 correspondence certifying that the summary disclosure, including investment strategy and risk disclosures, would be substantially similar to the disclosure contained in previously reviewed 485(a) filings for other Registrants representing the same asset classes and that all other disclosure in the filing would otherwise qualify under paragraph (b) of Rule 485.

Pursuant to our conversations with Mr. Hallock , please consider this letter a request for acceleration of the effective date of this Registration Statement to April 1, 2010, at 8:30 a.m. Central Time.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3226.

Sincerely,

 /s/ Kathleen Gunja Nelson
Kathleen Gunja Nelson
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com